Note 1 - Reporting Entity	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity:

VersaBank (the “Bank”) operates as a Schedule I bank under the Bank Act (Canada) and is regulated by the Office of the Superintendent of Financial Institutions (“OSFI”). The Bank, whose shares trade on the Toronto Stock Exchange and on the NASDAQ, provides commercial lending services to select niche markets in Canada.

The Bank is incorporated and domiciled in Canada, and maintains its registered office at Suite 2002, 140 Fullarton Street, London, Ontario, Canada, N6A 5P2.